Fair value measurement, Reconciliation of financial asset classified within level 2 (Details) - Recurring [Member] - Level 2 [Member] - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of financial asset classified within level 2 [abstract]
Beginning balance	$ 40,000
Amount recognized in other profit or loss [Abstract]
Gain on measurement at fair value	12,000
Ending balance	$ 52,000	$ 52,000
Effects from unrealized gains from fair value measurements		$ 0	$ 0